Fair Value	12 Months Ended
Dec. 31, 2024
Fair Value
Fair Value

Note 23. Fair Value

Certain assets and liabilities are recorded at fair value to provide additional insight into the Company’s quality of earnings and comprehensive income. The fair values of some of these assets and liabilities are measured on a recurring basis while others are measured on a non-recurring basis, with the determination based upon applicable existing accounting pronouncements. For example, securities available-for-sale are recorded at fair value on a recurring basis. Other assets, such as MSRs, loans held-for-sale, impaired loans, and OREO are recorded at fair value on a non-recurring basis using the lower of cost or market methodology to determine impairment of individual assets. The Company groups assets and liabilities which are recorded at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. The level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement (with Level 1 considered highest and Level 3 considered lowest). A brief description of each level follows.

Level 1 Quoted prices in active markets for identical assets or liabilities.  Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasury and other U.S. Government debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 Observable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.  This category generally includes MSRs, individually analyzed loans with a related allowance that are collateral-dependent and OREO.

Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The following methods and assumptions were used by the Company in estimating its fair value measurements:

Debt Securities AFS: Fair value measurement is based upon quoted prices for similar assets, if available. If quoted prices are not available, fair values are measured using matrix pricing models, or other model-based valuation techniques requiring observable inputs other than quoted prices such as yield curves, prepayment speeds and default rates, net of any related credit allowance. Level 1 securities would include U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets. Level 2 securities include federal agency securities, municipal securities and other asset-backed securities.

Individually analyzed loans: Individually analyzed loans are reported based on one of three measures: the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the collateral if the loan is collateral dependent. If the fair value is less than a loan’s recorded investment, a loss is recognized as part of the ACL. Accordingly, certain individually analyzed loans may be subject to measurement at fair value on a non-recurring basis. Management has estimated the fair value of collateral-dependent loans using Level 2 inputs, such as the fair value of collateral based on independent third-party appraisals.

Loans held-for-sale: The fair value of loans held-for-sale is based upon an actual purchase and sale agreement between the Company and an independent market participant. The sale is executed within a reasonable period following quarter-end at the stated fair value.

MSRs: MSRs represent the value associated with servicing residential mortgage loans. Servicing assets and servicing liabilities are reported using the amortization method and compared to fair value for impairment. In evaluating the carrying values of MSRs, the Company obtains third party valuations based on loan level data including note rate, and the type and term of the underlying loans. The Company classifies MSRs as non-recurring Level 2.

Assets Recorded at Fair Value on a Recurring Basis

Assets measured at fair value on a recurring basis and reflected in the consolidated balance sheets at December 31, segregated by fair value hierarchy, are summarized below:

Assets: (market approach)	2024	2023

Level 1
U.S. Government securities	$26,755,143	$39,263,249

Level 2
U.S. GSE debt securities	$10,963,515	$10,827,574
Taxable Municipal securities	247,745	246,965
Tax-exempt Municipal securities	10,238,253	10,473,785
Agency MBS	102,256,237	115,862,799
ABS and OAS	1,957,765	2,347,621
CMO	6,805,535	10,737,596
Other investments	473,227	946,430
Level 2 Total	$132,942,277	$151,442,770

Grand Total	$159,697,420	$190,706,019

There were no Level 3 assets or liabilities measured on a recurring basis as of the balance sheet dates presented, nor were there any transfers of assets between Levels during the periods presented.

Assets Recorded at Fair Value on a Non-Recurring Basis

The following table includes assets measured at fair value on a non-recurring basis that have had a fair value adjustment since their initial recognition.  Individually analyzed loans measured at fair value only include those loans with a partial write-down or with a related specific ACL and are presented net of the specific allowances as disclosed in Note 4.  Assets measured at fair value on a non-recurring basis and reflected in the consolidated balance sheets at the dates presented, segregated by fair value hierarchy level, are summarized below.

	2024	2023
Level 2
Assets: (market approach)
Individually analyzed loans, net of related allowance	$0	$709,487
MSRs (1)	704,488	787,013

(1)	Represents MSRs at lower of cost or fair value, including MSRs deemed to be impaired and for which a valuation allowance was established to carry at fair value at December 31, 2024 and 2023.

There were no Level 1 or Level 3 assets or liabilities measured on a non-recurring basis as of the balance sheet dates presented, nor were there any transfers of assets between Levels during the periods presented.

FASB ASC Topic 825, “Financial Instruments”, requires disclosures of fair value information about financial instruments, whether or not recognized in the balance sheet, if the fair values can be reasonably determined.  Fair value is best determined based upon quoted market prices.  However, in many instances, there are no quoted market prices for the Company’s various financial instruments.  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques using observable inputs when available.  Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument.  Topic 825 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The carrying amounts and estimated fair values of the Company’s financial instruments as of the balance sheet dates were as follows:

December 31, 2024		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$110,940	$110,940	$0	$0	$110,940
Debt securities AFS	159,697	26,755	132,942	0	159,697
Restricted equity securities	2,629	0	2,629	0	2,629
Loans and loans held-for-sale, net of ACL
Commercial & industrial	123,320	0	0	120,746	120,746
Purchased	7,787	0	0	7,488	7,488
Commercial real estate	465,643	0	0	442,059	442,059
Municipal	66,919	0	0	64,702	64,702
Residential real estate - 1st lien	216,683	0	0	202,531	202,531
Residential real estate - Jr lien	35,400	0	0	34,923	34,923
Consumer	3,027	0	0	3,055	3,055
MSRs (1)	704	0	1,165	0	1,165
Accrued interest receivable	4,472	0	4,472	0	4,472

Financial liabilities:
Deposits
Other deposits	987,832	0	986,544	0	986,544
Brokered deposits	13,813	0	13,899	0	13,899
Short-term advances	41,500	0	41,505	0	41,505
Long-term advances	31,100	0	31,104	0	31,104
Repurchase agreements	48,944	0	48,944	0	48,944
Operating lease obligations	371	0	371	0	371
Finance lease obligations	3,198	0	3,198	0	3,198
Subordinated debentures	12,887	0	12,750	0	12,750
Accrued interest payable	2,409	0	2,409	0	2,409

(1)	Reported fair value represents all MSRs for loans serviced by the Company at December 31, 2024, regardless of carrying amount.
December 31, 2023		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$20,435	$20,435	$0	$0	$20,435
Debt securities AFS	190,706	39,263	151,443	0	190,706
Restricted equity securities	1,642	0	1,642	0	1,642
Loans and loans held-for-sale, net of ACL
Commercial & industrial	120,589	0	709	116,287	116,996
Purchased	10,532	0	0	10,055	10,055
Commercial real estate	409,332	0	0	382,045	382,045
Municipal	54,331	0	0	51,791	51,791
Residential real estate – 1st lien	206,849	0	0	188,650	188,650
Residential real estate – Jr lien	31,238	0	0	30,745	30,745
Consumer	3,289	0	0	3,295	3,295
MSRs (1)	787	0	1,262	0	1,262
Accrued interest receivable	4,247	0	4,247	0	4,247

Financial liabilities:
Deposits
Other deposits	896,968	0	894,823	0	894,823
Short-term borrowings	9,000	0	9,000	0	9,000
Long-term borrowings	45,600	0	45,415	0	45,415
Repurchase agreements	36,256	0	36,256	0	36,256
Operating lease obligations	443	0	443	0	443
Finance lease obligations	3,425	0	3,425	0	3,425
Subordinated debentures	12,887	0	12,719	0	12,719
Accrued interest payable	1,082	0	1,082	0	1,082

(1)	Reported fair value represents all MSRs for loans serviced by the Company at December 31, 2023, regardless of carrying amount.